CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 324	£ 571	£ 831
Intangible assets	5,646	2,941	6
Total Non-Current Assets	5,970	3,512	837
Current assets
Trade and other receivables	6,568	637	1,006
Current taxation receivable	573	422	846
Cash and cash equivalents	1,669	5,971	2,836
Total Current Assets	8,810	7,030	4,688
Total assets	14,780	10,542	5,525
Non-current liabilities
Deferred consideration	1,306
Borrowings	118	295	463
Total Non-Current Liabilities	1,424	295	463
Current liabilities
Trade and other payables	3,504	1,240	1,447
Deferred consideration	538
Borrowings	609	169	161
Provisions			207
Derivative financial liability	383	4,160	85
Total Current liabilities	5,034	5,569	1,900
Total liabilities	6,458	5,864	2,363
Issued capital and reserves attributable to owners of the parent
Share capital	11,725	6,253	1,108
Share premium	93,124	86,732	83,667
Merger reserve	53,003	53,003	53,003
Warrant reserve	894	3,457	720
Accumulated deficit	(150,424)	(144,767)	(135,336)
Total equity	8,322	4,678	3,162
Total equity and liabilities	£ 14,780	£ 10,542	£ 5,525